Land Use Rights, Net (Details 2)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
Land use rights, net
Amortization expense	$ 1,025,444	¥ 6,658,821	¥ 6,658,690	¥ 5,397,193
Land use rights
Land use rights, net
Amortization expense	436,211	¥ 2,832,578	2,832,447	¥ 1,570,950
Future amortization of land use rights
2016					¥ 2,832,573
2017					2,832,573
2018					2,832,573
2019					2,832,573
2020					2,832,573
Thereafter					119,129,917
Total	$ 20,526,793		¥ 136,125,360		¥ 133,292,782